EXCHANGEABLE NOTES (Tables)	12 Months Ended
Dec. 31, 2024
Exchangeable notes
EXCHANGEABLE NOTES
Schedule of exchangeable notes

		Lightning
	WFOE	Speed	Kingway
	Exchangeable	Exchangeable	Exchangeable
	Notes	Notes	Notes	Total
	US$	US$	US$	US$
Balance as of January 1, 2022	126,420	—	—	126,420
Issuance of exchangeable notes	307,172	71,792	—	378,964
Exchange to Series A redeemable convertible preferred shares (note 18)	(60,419)	—	—	(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	13,162	—	—	13,162
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	33	—	—	33
Foreign currency translation adjustment	(31,048)	—	—	(31,048)
Balance as of December 31, 2022	355,320	71,792	—	427,112
Issuance of exchangeable notes	27,883	—	—	27,883
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	737	3,711	—	4,448
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	272	1,398	—	1,670
Foreign currency translation adjustment	(5,574)	(1,223)	—	(6,797)
Balance as of December 31, 2023	378,638	75,678	—	454,316
Issuance of exchangeable notes	—	—	28,541	28,541
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(11,509)	2,606	918	(7,985)
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	—	(1,996)	(905)	(2,901)
Repayments	(365,994)	—	—	(365,994)
Foreign currency translation adjustment	(1,135)	(1,124)	(719)	(2,978)
Balance as of December 31, 2024	—	75,164	27,835	102,999
– Current portion	—	—	—	—
– Non-current portion	—	75,164	27,835	102,999

Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Schedule of assumptions used in determination of fair value of Exchangeable Notes

	As of December 31,
	2024	2023
Risk-free interest rates	1.08%-1.14%	2.08% – 2.29%
Probability of conversion	75.00%	75.00%
Bond yield	6.32%	4.03%

Kingway Exchangeable Note
EXCHANGEABLE NOTES
Schedule of assumptions used in determination of fair value of Exchangeable Notes

As of December 31, 2024
Risk‑free interest rate	1.02%~1.39%
Probability of conversion	75%
Bond yield	7.89%